Document And Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	PGIM PRIVATE CREDIT FUND
Entity Central Index Key	0001923622
Entity Emerging Growth Company	true
Entity File Number	814-01582
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1771414
Entity Address, Address Line One	655 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102-4410
City Area Code	973
Local Phone Number	802-5032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE